Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Jun. 30, 2017
Stockholder's Deficit
Common stock, par value	$ 0.31	$ 0.31
Common stock, Authorized	600,000	600,000
Common stock, Issued	600,000	600,000
Common stock, outstanding	600,000	600,000